Employee Benefit Plans - Strategic Target and Permitted Range of Holdings (Detail)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Strategic target plan asset allocations	100.00%
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Strategic target plan asset allocations	50.00%
Target Plan asset allocations permitted range, minimum	45.00%
Target Plan asset allocations permitted range, maximum	55.00%
Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Strategic target plan asset allocations	20.00%
Target Plan asset allocations permitted range, minimum	15.00%
Target Plan asset allocations permitted range, maximum	25.00%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Strategic target plan asset allocations	20.00%
Target Plan asset allocations permitted range, minimum	15.00%
Target Plan asset allocations permitted range, maximum	40.00%
Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Strategic target plan asset allocations	10.00%
Target Plan asset allocations permitted range, minimum	0.00%
Target Plan asset allocations permitted range, maximum	15.00%